Organization - Schedule of Group’s Consolidated Subsidiaries (Details)	6 Months Ended
Dec. 31, 2024
3e Network Technology Holdings Limited [Member]
Subsidiaries
Date of incorporation	Oct. 08, 2018
Percentage of ownership	100.00%
Place of incorporation	British Virgin Islands
Principle business activities	Investment holding
3e Network Technology Company Limited [Member]
Subsidiaries
Date of incorporation	Aug. 30, 2020
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding and sales and marketing
Guangzhou 3e Network Technology Company Limited Guangzhou Sanyi Network [Member]
Subsidiaries
Date of incorporation	May 26, 2017
Percentage of ownership	100.00%
Place of incorporation	China
Principle business activities	IT consulting and solutions service
Guangzhou 3E Network Technology Company Limited Guangzhou 3E Network [Member]
Subsidiaries
Date of incorporation	Jan. 17, 2023
Percentage of ownership	100.00%
Place of incorporation	China
Principle business activities	IT consulting and solutions service